Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015
C000028113
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,117	$ 11,136	$ 10,014	$ 9,899	$ 11,433	$ 11,329	$ 11,046	$ 10,173	$ 10,207	$ 10,096	$ 9,459	$ 9,574
C000057412
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,898	11,904	10,674	10,539	12,131	11,990	11,661	10,712	10,719	10,576	9,883	10,000
C000028115
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,755	10,814	9,807	9,782	11,371	11,340	11,155	10,341	10,472	10,437	9,834	10,000
C000057411
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,910	11,898	10,673	10,541	12,147	11,992	11,667	10,717	10,720	10,576	9,884	10,000
C000135460
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,969	11,972	10,717	10,579	12,186	12,024	11,693	10,734	10,733	10,596	9,886	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757	10,626	10,539	10,557	9,909	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757	10,626	10,539	10,557	9,909	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757	10,626	10,539	10,557	9,909	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757	10,626	10,539	10,557	9,909	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 12,120	$ 12,094	$ 10,932	$ 10,707	$ 12,175	$ 12,243	$ 11,757	$ 10,626	$ 10,539	$ 10,557	$ 9,909	$ 10,000